Average Annual Total Returns - Growth and Tax Strategy Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years		Lipper Composite Index (reflects no deduction for taxes) 1 Year		Lipper Composite Index (reflects no deduction for taxes) 5 Years		Lipper Composite Index (reflects no deduction for taxes) 10 Years
Total	10.77%	8.99%	8.99%	10.58%	8.79%	8.81%	7.04%	7.39%	7.66%	18.40%	15.22%	13.88%	5.21%	3.91%	4.63%	11.81%	[1]	9.57%	[1]	9.26%	[1]	3.34%	[2]	2.73%	[2]	3.17%	[2]

[1]	The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Municipal Bond Index.
[2]	The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.